Private Placement (Details Narrative) - Willow Lane Acquisition Corp [Member] - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
PrivatePlacementLineItems [Line Items]
Private placement warrants	$ 5,145,722
Common Class A [Member]
PrivatePlacementLineItems [Line Items]
Exercise price of warrants	$ 18.00	$ 18.00
Private Placement [Member]
PrivatePlacementLineItems [Line Items]
Sale of private placement warrants, share	5,145,722	5,145,722
Exercise price of warrants	$ 1.00	$ 1.00
Private placement warrants	$ 5,145,722	$ 5,145,722
Private Placement [Member] | Common Class A [Member]
PrivatePlacementLineItems [Line Items]
Exercise price of warrants	$ 11.50	$ 11.50
Private Placement [Member] | Sponser [Member]
PrivatePlacementLineItems [Line Items]
Sale of private placement warrants, share	4,007,222	4,007,222
Private Placement [Member] | BTIG and Criag-Hallum [Member]
PrivatePlacementLineItems [Line Items]
Sale of private placement warrants, share	1,138,500	1,138,500